Consolidated statement of income R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$) R$ / shares
Profit or Loss
Revenue from transaction activities and other services	R$ 4,508,719	R$ 3,376,068	R$ 2,267,103
Revenue from sales	0	174,226	374,612
Financial income	2,177,360	2,030,511	1,414,532
Other financial income	128,594	126,404	278,445
Total revenue and income	6,814,673	5,707,209	4,334,692
Cost of sales and services	(3,772,298)	(2,762,087)	(2,144,699)
Selling expenses	(617,463)	(565,170)	(351,439)
Administrative expenses	(563,893)	(427,366)	(581,668)
Financial expenses	(109,232)	(38,138)	(31,209)
Other income (expenses), net	22,904	(1,909)	(8,054)
Profit before income taxes	1,774,691	1,912,539	1,217,623
Current income tax and social contribution	(62,840)	(24,471)	(180,884)
Deferred income tax and social contribution	(419,551)	(521,043)	(126,331)
Income tax and social contribution	(482,391)	(545,514)	(307,215)
Profit (loss)	1,292,300	1,367,025	910,408
Attributable to:
Equity holders of the parent	1,291,658	1,365,597	909,267
Non-controlling interests	642	1,428	1,141
Profit (loss)	R$ 1,292,300	R$ 1,367,025	R$ 910,408
Basic earnings per common share - R$ | R$ / shares	R$ 3.9225	R$ 4.1613	R$ 2.8625
Diluted earnings per common share - R$ | (per share)	R$ 3.9163	R$ 4.1475	R$ 2.8582